NATIONWIDE VARIABLE INSURANCE TRUST
American Century NVIT Multi Cap Value Fund
Neuberger Berman NVIT Multi Cap Opportunities Fund
Neuberger Berman NVIT Socially Responsible Fund
NVIT Developing Markets Fund
NVIT Emerging Markets Fund
NVIT International Equity Fund
NVIT Nationwide Fund
NVIT Real Estate Fund
NVIT Worldwide Leaders Fund
Oppenheimer NVIT Large Cap Growth Fund
Templeton NVIT International Value Fund
Van Kampen NVIT Comstock Value Fund

Supplement dated September 9, 2011
to the Prospectus dated May 1, 2011

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

I.  NVIT Developing Markets Fund

1.
At a meeting of the Board of Trustees (the “Board”) of Nationwide Variable Insurance Trust (the “Trust”) held on September 9, 2011, the Board approved the termination of Baring International Investment Limited (“Barings”) as a subadviser to the NVIT Developing Markets Fund (the “Fund”), and approved the appointment of The Boston Company Asset Management, LLC as its new subadviser.  This change is anticipated to take effect  within the next thirty days (the “Effective Date”).

2.	As of the Effective Date, the Prospectus is revised as follows:

a.	The information on page 12 that appears under the “Principal Investment Strategies” heading is deleted and replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities issued by companies that are tied economically to emerging market countries. The Fund considers a company to be tied economically to emerging market countries if it is headquartered, trades on an exchange or maintains at least 50% of its assets in, or derives at least 50% of its revenues from, emerging market countries. Emerging market countries are developing and low- or middle-income countries, and may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa. The Fund typically maintains investments in at least six countries at all times. The Fund may invest in companies of any size, including small- and mid-cap companies.

The subadviser employs a bottom-up investment approach (i.e., based on factors that are specific to individual companies) that emphasizes individual stock selection.  The subadviser uses proprietary quantitative (i.e., mathematical and statistical) models and fundamental analysis to seek to identify attractive stocks with low relative price multiples and positive trends in earnings forecasts.  This stock selection process is designed to produce a diversified portfolio that, relative to the Fund’s benchmark index, frequently has a below-average price/earnings ratio and an above-average earnings growth trend.  The subadviser generally considers selling a security when it reaches a target price, fails to perform as expected or evidences changed fundamentals, or when other opportunities appear more attractive.   The Fund may engage in active and frequent trading of securities.

b.	On page 13 of the Prospectus, the information following “Portfolio Management – Subadviser” is deleted and replaced with the following:

The Boston Company Asset Management, LLC (“TBC”)

c.	On page 13 of the Prospectus, the information following “Portfolio Management – Portfolio Managers” is deleted and replaced with the following:

Portfolio Managers	Title	Length of Service
Sean P. Fitzgibbon, CFA	Co-Portfolio Manager, TBC	Since 1991
Jay Malikowski	Co-Portfolio Manager, TBC	Since August 2007

d.	Under the “Principal Investment Strategies” heading on page 41, the second and third paragraphs are deleted and replaced with the following:

The subadviser employs a bottom-up investment approach (i.e., based on factors that are specific to individual companies) that emphasizes individual stock selection.  The subadviser uses proprietary quantitative (i.e., mathematical and statistical) models and fundamental analysis to seek to identify attractive stocks with low relative price multiples and positive trends in earnings forecasts.  These quantitative models combine relative value measures (such as price/earnings ratios, price/book ratios and earnings value) and relative growth measures (estimated trends and revision ratios) to create a relative attractiveness score for each stock within a sector.  The subadviser’s fundamental analysis includes reviewing the more attractively ranked stocks to verify the accuracy of the quantitative ranking and to judge the sustainability of a company’s business momentum by analyzing the company’s management, financial statements, suppliers, customers and competitors.  This stock selection process is designed to produce a diversified portfolio that, relative to the Fund’s benchmark index, frequently has a below-average price/earnings ratio and an above-average earnings growth trend.  The Fund typically maintains investments in at least six countries at all times.

The subadviser generally considers selling a security when it reaches a target price, fails to perform as expected or evidences changed fundamentals, or when other opportunities appear more attractive.  The Fund typically maintains investments in at least six countries at all times.

II.  NVIT Emerging Markets Fund

1.
At a meeting of the Board of Trustees (the “Board”) of Nationwide Variable Insurance Trust (the “Trust”) held on September 9, 2011, the Board approved the termination of Baring International Investment Limited (“Barings”) as a subadviser to the NVIT Emerging Markets Fund (the “Fund”), and approved the appointment of The Boston Company Asset Management, LLC as its new subadviser.  This change is anticipated to take effect within the next thirty days (the “Effective Date”).

2.	As of the Effective Date, the Prospectus is revised as follows:

a.	The information that appears on page 15 under the “Principal Investment Strategies” heading is deleted and replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities issued by companies that are tied economically to emerging market countries. The Fund considers a company to be tied economically to emerging market countries if it is headquartered, trades on an exchange or maintains at least 50% of its assets in, or derives at least 50% of its revenues from, emerging market countries. Emerging market countries are developing and low- or middle-income countries, and may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa. The Fund may invest in companies of any size, including small- and mid-cap companies.

The subadviser employs a bottom-up investment approach (i.e., based on factors that are specific to individual companies) that emphasizes individual stock selection.  The subadviser uses proprietary quantitative (i.e., mathematical and statistical) models and fundamental analysis to seek to identify attractive stocks with low relative price multiples and positive trends in earnings forecasts.  This stock selection process is designed to produce a diversified portfolio that, relative to the Fund’s benchmark index, frequently has a below-average price/earnings ratio and an above-average earnings growth trend.  The subadviser generally considers selling a security when it reaches a target price, fails to perform as expected or evidences changed fundamentals, or when other opportunities appear more attractive.   The Fund may engage in active and frequent trading of securities.

b.	On page 16 of the Prospectus, the information following “Portfolio Management – Subadviser” is deleted and replaced with the following:

The Boston Company Asset Management, LLC (“TBC”)

c.	On page 16 of the Prospectus, the information following “Portfolio Management – Portfolio Managers” is deleted and replaced with the following:

Portfolio Managers	Title	Length of Service
Sean P. Fitzgibbon, CFA	Co-Portfolio Manager, TBC	Since 1991
Jay Malikowski	Co-Portfolio Manager, TBC	Since August 2007

d.	Under the “Principal Investment Strategies” heading on page 42, the second and third paragraphs are deleted and replaced with the following:

The subadviser employs a bottom-up investment approach (i.e., based on factors that are specific to individual companies) that emphasizes individual stock selection.  The subadviser uses proprietary quantitative (i.e., mathematical and statistical) models and fundamental analysis to seek to identify attractive stocks with low relative price multiples and positive trends in earnings forecasts.  These quantitative models combine relative value measures (such as price/earnings ratios, price/book ratios and earnings value) and relative growth measures (estimated trends and revision ratios) to create a relative attractiveness score for each stock within a sector.  The subadviser’s fundamental analysis includes reviewing the more attractively ranked stocks to verify the accuracy of the quantitative ranking and to judge the sustainability of a company’s business momentum by analyzing the company’s management, financial statements, suppliers, customers and competitors.  This stock selection process is designed to produce a diversified portfolio that, relative to the Fund’s benchmark index, frequently has a below-average price/earnings ratio and an above-average earnings growth trend.

The subadviser generally considers selling a security when it reaches a target price, fails to perform as expected or evidences changed fundamentals, or when other opportunities appear more attractive.

III.  Oppenheimer NVIT Large Cap Growth Fund

1.
At a meeting of the Board of Trustees (the “Board”) of Nationwide Variable Insurance Trust (the “Trust”) held on September 9, 2011, the Board approved the termination of OppenheimerFunds, Inc. (“Oppenheimer”) as the subadviser to the Oppenheimber NVIT Large Cap Growth Fund (the “Fund”), and approved the appointment of The Boston Company Asset Management, LLC as its new subadviser.  This change is anticipated to take effect  within the next thirty days (the “Effective Date”).

2.	Effective immediately, the name of the Oppenheimer NVIT Large Cap Growth Fund shall be changed to the “NVIT Large Cap Growth Fund.”

3.	As of the Effective Date, the Prospectus is revised as follows:

a.	The information that appears on page 30 under the “Principal Investment Strategies” heading is deleted and replaced with the following:

Under normal conditions, the Fund invests at least 80% of its net assets in equity securities issued by large-cap companies. Such companies may be located outside the United States. The Fund employs a “growth” style of investing. In other words, the Fund seeks companies whose earnings are expected to grow consistently faster than those of other companies.

The Fund’s subadviser invests in stocks selected by a team of core research analysts, with each analyst responsible for investments in his or her area of expertise.  As the Fund’s portfolio managers, these analysts utilize a fundamental, bottom-up (i.e., based on factors that are specific to individual companies) research process to identify investments for the Fund.  The Fund invests in those companies in which the analysts have the highest degree of conviction or have identified a strong near-term catalyst for earnings growth or share price appreciation.  The analysts, under the direction of a lead portfolio manager, determine the Fund’s allocations among market sectors.  The Fund’s portfolio is structured so that its sector weightings generally are similar to those of the Fund’s benchmark index.  The Fund’s subadviser may sell securities when they reach their price targets, if it believes a company’s fundamentals are deteriorating, or if it identifies a stock that it believes offers a better investment opportunity.

b.	On page 31 of the Prospectus, the information following “Portfolio Management – Subadviser” is deleted and replaced with the following:

Subadviser

The Boston Company Asset Management, LLC (“TBC”)

c.	On page 31 of the Prospectus, the information following “Portfolio Management – Portfolio Manager” is deleted and replaced with the following:

Portfolio Managers	Title	Length of Service
Elizabeth Slover	Portfolio Manager, TBC	Since July 2005
David Sealy	Portfolio Manager, TBC	Since July 2005
Barry Mills	Portfolio Manager, TBC	Since July 2005

d.	The information that appears on page 47 under the “Principal Investment Strategies” heading is deleted and replaced with the following:

Under normal conditions, the Fund invests at least 80% of its net assets in equity securities issued by large-cap companies, utilizing a growth style of investing.  Equity securities in which the Fund invests are primarily common stock.  The Fund may also invest in equity securities of large-cap companies that are located outside the United States.

The Fund’s subadviser invests in stocks selected by a team of core research analysts, with each analyst responsible for investments in his or her area of expertise.  As the Fund’s portfolio managers, these analysts utilize a fundamental, bottom-up (i.e., based on factors that are specific to individual companies) research process to identify investments for the Fund.  The Fund invests in those companies in which the analysts have the highest degree of conviction or have identified a strong near-term catalyst for earnings growth or share price appreciation.  The analysts, under the direction of a lead portfolio manager, determine the Fund’s allocations among market sectors.  The Fund’s portfolio is structured so that its sector weightings generally are similar to those of the Fund’s benchmark index.

The Fund’s subadviser may sell securities when they reach their price targets, if it believes a company’s fundamentals are deteriorating, or if it identifies a stock that it believes offers a better investment opportunity.

IV.  NVIT Developing Markets Fund, NVIT Emerging Markets Fund and NVIT Large Cap Growth Fund (formerly, Oppenheimer NVIT Large Cap Growth Fund)

1.	The information on page 53 of the Prospectus following “Fund Management – Subadvisers” that relates to Barings and Oppenheimer is deleted and replaced with the following:

THE BOSTON COMPANY ASSET MANAGEMENT, LLC (“THE BOSTON COMPANY”) is the subadviser for the NVIT Developing Markets Fund, NVIT Emerging Markets Fund and NVIT Large Cap Growth Fund.  The Boston Company is located at One Boston Place, 14th Floor, Boston MA 02108.  The Boston Company is a wholly-owned subsidiary of BNY Mellon Corporation.

2.
The information on page 54 of the Prospectus following “Fund Management – Portfolio Management” that relates to the NVIT Developing Markets Fund and NVIT Emerging Markets Fund is deleted and replaced with the following:

NVIT Developing Markets Fund, NVIT Emerging Markets Fund

Sean P. Fitzgibbon, CFA, and Jay Malikowski are co-portfolio managers responsible for the day-to-day portfolio management of the NVIT Developing Markets Fund and the NVIT Emerging Markets Fund.  Mr. Fitzgibbon is a senior managing director, portfolio manager, research analyst and head of the global core equity team at The Boston Company, where he has been employed (or with an affiliate) since 1991.  Mr. Malikowski is a vice president, portfolio manager, research analyst and member of the global core equity team at The Boston Company, where he has been employed since August 2007.  Prior thereto, Mr. Malikowski was a graduate student, receiving an MBA degree in 2007, and from 2000 through August 2005 was a manager at Deloitte Consulting.

3.	The paragraph on page 55 of the Prospectus following “Fund Management – Portfolio Management” that relates to Oppenheimer NVIT Large Cap Growth Fund is deleted and replaced with the following:

NVIT Large Cap Growth Fund

Investment decisions for the NVIT Large Cap Growth Fund are made by members of The Boston Company’s core research team.  The team members primarily responsible for managing the Fund are Elizabeth Slover, David Sealy and Barry Mills.

Ms. Slover is a managing director of The Boston Company and is the director of The Boston Company’s core research team.  She has been employed by The Boston Company since July 2005.  Mr. Sealy is an analyst on the core research team of The Boston Company, where he has been employed since July 2005.   Mr. Mills is an analyst on the core research team of The Boston Company, where he has been employed since July 2005.

4.
Shareholders of the NVIT Developing Markets Fund, NVIT Emerging Markets Fund and NVIT Large Cap Growth Fund will receive an Information Statement in the near future, as required under the Trust’s Manager of Managers Exemptive Order, with more detailed information about The Boston Company.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE